Note 32 - Cash Flow Information	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
32	Cash flow information

Non-cash items and information presented separately on the statements of cash flows statement:

	2023	2022	2021

Operating profit	15,177	40,276	38,360
Adjustments for:
Impairment of property, plant and equipment (note 18)	877	8,209	497
Impairment of exploration and evaluation assets (note 17)	–	467	3,837
Impairment of solar plant - VAT and duty receivables	720	–	–
Unrealised foreign exchange gains (note 13)	(4,217)	(12,736)	(2,754)
Cash-settled share-based expense (note 12.1)	463	609	477
Cash-settled share-based expense included in production costs (note 12.1)	660	853	692
Cash portion of cash-settled share-based expense	(1,695)	(1,468)	(420)
Equity-settled share-based expense (note 11.2)	640	484	–
Depreciation (note 18)	14,486	10,141	8,046
Fair value loss on derivative instruments (note 14)	1,119	401	240
Profit on disposal of property, plant and equipment (note 18)	33	–	–
Derecognition of property, plant and equipment	–	–	(38)
Write down of inventory	283	563	–
Expected credit losses on deferred consideration on the disposal of subsidiary	–	–	761
Cash generated from operations before working capital changes	28,546	47,799	49,698
Inventories	(2,182)	1,915	(4,016)
Prepayments	338	(1,375)	(4,272)
Trade and other receivables	(1,910)	(1,561)	(4,746)
Trade and other payables	1,606	2,879	2,039
Cash generated from operations	26,398	49,657	38,703